Related Party Transactions and Balances - Schedule of Contractual Remuneration with Officers and Directors (Details) $ in Thousands	Mar. 31, 2025 USD ($)
Schedule of Contractual Remuneration with Officers and Directors [Abstract]
2026	$ 1,371
2027	617
2028
2029
2030
Total	$ 1,988